PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2014
PRINCIPAL ACTIVITIES AND ORGANIZATION [Abstract]
Subsidiaries, VIE and VIE's Subsidiaries

Name	Date of Incorporation or Acquisition	Place of Incorporation	Relationship	Principal Activities
Subsidiaries
NQ International Ltd. (“NQ HK”) *	April 26, 2010	Hong Kong	Wholly-owned subsidiary	Consumer mobile security services in overseas markets
NQ Mobile US Inc. (“NQ US”)**	November 5, 2010	United States	Wholly-owned subsidiary	Consumer mobile value added services and advertising services in US and overseas markets.
NQ Mobile (Beijing) Co., Ltd. (“NQ Beijing” or “NQ WFOE”)	May 15, 2007	The PRC	Wholly-owned subsidiary	Consumer mobile security services in PRC and overseas markets, and technology consulting and services
NQ (Beijing) Co., Ltd. (“NQ Tongzhou”)	January 5, 2013	The PRC	Wholly-owned subsidiary	Software design and development for computer and mobile devices and other technology consulting services
Best Partners Ltd. (“Best Partners”)	September 6, 2013	Cayman Islands	Wholly-owned subsidiary of FL Mobile Inc.	Mobile advertising services
Beijing Wanpu Media Technologies Co., Ltd. (“Wanpu Beijing” or “Wanpu WFOE”)	September 6, 2013	The PRC	Wholly-owned subsidiary of Best Partners	Advertising services based on mobile internet platform in the PRC
NQ Mobile KK (“NQ Japan”)	August 12, 2013	Japan	85%-owned subsidiary	Consumer mobile security services, mobile games, internet advertising and sale of enterprise mobility products in Japan
Beijing NQ Mobile Co., Ltd. (“NQ Yizhuang”)	September 29, 2014	The PRC	Wholly-owned subsidiary	Consumer mobile security services in PRC and overseas markets, and technology consulting and services
FL Mobile Inc.	January 21, 2013	Cayman Islands	95.06%-owned subsidiary	Mobile advertising and mobile games services
FL Mobile (Beijing) Co., Ltd. (“FL Beijing”)	June 3, 2013	The PRC	Wholly-owned subsidiary of FL Mobile Hong Kong Limited.	Mobile advertising and mobile games services
Variable Interest Entities
Beijing Technology	October 21, 2005	The PRC	VIE of NQ Beijing	Consumer mobile security services in PRC market and research and development
Beijing Wanpu Century Co., Ltd. (“Wanpu Century”)	September 6, 2013	The PRC	VIE of Wanpu Beijing	Advertising services based on mobile internet platform in the PRC
FL Mobile Jiutian Technology Co., Ltd. (“FL Mobile”)	November 30, 2012	The PRC	VIE of FL Beijing	Mobile games and advertising
Subsidiaries of VIEs
Qingyun(Tianjin) Financial Management Co., Ltd. (“Tianjin Qingyun”)	February 21, 2012	The PRC	Wholly-owned subsidiary of Beijing Technology	Financial management services
Beijing NationSky Network Technology Co., Ltd. (“NationSky”)	May 11, 2012	The PRC	Wholly-owned subsidiary of Beijing Technology	Enterprise mobility services
Beijing Fanyue Information Technology Co., Ltd. (“Fanyue”)	March 21, 2013	The PRC	Wholly-owned subsidiary of FL Mobile	Off-line user acquisition services
Beijing Tianya Co., Ltd. (“Tianya”)	September 24, 2013	The PRC	Wholly-owned subsidiary of Beijing Technology	Mobile healthcare application developments and search engine marketing in healthcare industry
Chengdu Ruifeng Technology Co., Ltd. (“Ruifeng”)	October 15, 2013	The PRC	Wholly-owned subsidiary of Beijing Technology	Enterprise mobility system development and iOS training program
Shanghai Yinlong Information Technology Co., Ltd. (“Yinlong”)	November 11, 2013	The PRC	Wholly-owned subsidiary of Beijing Technology	Mobile music search, matching and recognition software services
Beijing Trustek Technology Co., Ltd. (“Beijing Trustek”)	January 10, 2014	The PRC	Wholly-owned subsidiary of Beijing Technology	Enterprise mobility solutions and services
Tianjin Huayong Wireless Technology Co., Ltd. (“Huayong”)	January 31, 2014	The PRC	68%-owned subsidiary of Beijing Technology	Research and development of live wallpapers
Beijing Showself Technology Co., Ltd. (“Showself”)	May 15, 2014	The PRC	65%-owned subsidiary of Beijing Technology	Development and operation of live mobile social video platform
Yipai Tianxia Network Technology Ltd. (“Yipai”)	May 15, 2014	The PRC	70%-owned subsidiary of Beijing Technology	Mobile intelligent interactive advertising services

*	NetQin International Ltd. was renamed to NQ International Ltd. on August 1, 2012.
**	NetQin US Inc. was renamed to NQ Mobile US Inc. on December 14, 2011.
***	Other consolidated entities of the Company have been omitted from this list since, considered in an aggregate as one single entity, they would not constitute a significant subsidiary.

Consolidated Financial Information of VIE

	As of December 31,
	2013	2014
	US$	US$
Cash and cash equivalents	11,472	29,508
Term deposits	70,528	72,159
Restricted cash	—	3,767
Other intercompany receivable to WFOEs	36,565	91,605
Other intercompany receivable	132	138
Total current assets	201,118	306,508
Total non-current assets	138,728	375,510
Total assets	339,846	682,018
Intercompany payable to WFOEs for the service fees	18,858	11,468
Other intercompany payable to WFOEs	77,193	97,053
Other intercompany payable	87,054	163,468
Total current liabilities	250,577	349,814
Deferred tax liabilities, non-current	2,301	8,859
Total liabilities	252,878	358,673

	For the Years Ended December 31,
	2012	2013	2014
	US$	US$	US$
Total net revenue	54,461	139,886	275,372
Net income	4,399	21,098	18,751

	For the Years Ended December 31,
	2012	2013	2014
	US$	US$	US$
Net cash provided by operating activities	46,356	14,538	30,094
Net cash used in investing activities	(59,090)	(8,027)	(9,415)
Net cash provided by financing activities	5,546	—	—
Effect of exchange rate changes on cash and cash equivalents	(276)	(2,851)	(2,643)
Net (decrease)/increase in cash and cash equivalents balance	(7,464)	3,660	18,036